THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                                               Value
                                                                      Shares                                 (note 1)
                                                               ----------------------                 ----------------------
COMMON STOCKS - 85.89%

         Advertising - 1.80%
                Catalina Marketing Corporation                        1,900                                        $101,175
                                                                                                      ----------------------

         Chemicals - 1.14%
         (a)    Synthetech, Inc.                                      8,100                                          63,787
                                                                                                      ----------------------

         Commercial Services - 2.84%
         (a)    Medaphis Corporation                                  2,800                                          42,000
         (a)    Quintiles Transnational Corporation                   1,600                                         117,200
                                                                                                      ----------------------
                                                                                                                    159,200
                                                                                                      ----------------------
         Computers - 4.89%
         (a)    Bay Networks                                          3,250                                          88,562
                Fair Isaac & Company, Inc.                            4,800                                         186,000
                                                                                                      ----------------------
                                                                                                                    274,562
                                                                                                      ----------------------
         Computer Software & Services - 39.20%
         (a)    Acxiom Corporation                                    3,000                                         123,375
         (a)    Advent Software, Inc.                                 3,500                                         104,562
         (a)    American Business Information, Inc.                   8,200                                         147,600
                BGS Systems, Inc.                                     1,200                                          51,900
         (a)    BISYS Group, Inc.                                     3,900                                         161,606
         (a)    BMC Software, Inc.                                    2,400                                         190,800
         (a)    CFI Proservices, Inc.                                 5,500                                         108,625
         (a)    Cerner Corporation                                    6,100                                          95,313
         (a)    Cheyenne Software, Inc.                               4,700                                         100,462
         (a)    GMIS, Inc.                                            4,500                                         108,562
         (a)    Hyperion Software Corporation                         7,500                                         115,312
         (a)    MDL Information Systems, Inc.                         2,600                                          82,225
         (a)    Marcam Corporation                                    5,500                                          64,625
         (a)    Network General Corporation                           5,700                                         130,388
         (a)    Ovid Technologies, Inc.                                 200                                           2,050
                Paychex, Inc.                                         1,050                                          60,900
         (a)    Parametric Technolog Company                          1,600                                          79,000
         (a)    Platinum Technology, Inc.                             5,600                                          70,700
         (a)    Quick Response Services, Inc.                         2,800                                         104,300
         (a)    SPS Transaction Services, Inc.                        5,100                                          79,688
         (a)    SPSS, Inc.                                            4,100                                         113,775
         (a)    Structural Dynamics Research Corporation              4,400                                         105,050
                                                                                                      ----------------------
                                                                                                                  2,200,818
                                                                                                      ----------------------
         Electronics - 2.44 %
                Sanmina Corporation                                   3,400                                         136,850
                                                                                                      ----------------------

         Financial Services - 3.01 %
                T. Rowe Price Associates                              5,200                                         169,000
                                                                                                      ----------------------

                                                                     (Continued)

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                                                 Value
                                                                      Shares                                    (note 1)
                                                              ----------------------                   ----------------------
COMMON STOCKS - (Continued)

         Furniture & Home Appliances - 1.90 %
                Juno Lighting, Incorporated                            6,400                                        $106,400
                                                                                                       ----------------------

         Industrial Materials - Specialty - 0.35%
         (a)    Arden Industrial Products                              4,000                                          19,500
                                                                                                       ----------------------

         Machine - Diversified - 2.70%
         (a)    Cognex Corporation                                     9,200                                         151,800
                                                                                                       ----------------------

         Medical Supplies - 10.50%
         (a)    Ballard Medical Products                               5,800                                         113,100
                Biomet, Inc.                                           6,300                                         103,163
                Diagnostic Products Corporation                        2,300                                          86,538
                Life Technologies, Inc.                                4,200                                          94,500
         (a)    Lynx Therapeutics Inc.                                    81                                             243
         (a)    Molecular Dynamics, Inc.                               3,900                                          30,225
         (a)    PerSeptive Biosystems                                  5,400                                          37,800
         (a)    TECNOL Medical Products, Inc.                          3,400                                          48,875
         (a)    Techne Corporation                                     3,200                                          74,800
                                                                                                       ----------------------
                                                                                                                     589,244
                                                                                                       ----------------------
         Medical - Hospital Management & Service - 2.95%
         (a)    ABR Information Services, Inc.                         2,300                                         165,600
                                                                                                       ----------------------

         Pharmaceuticals - 3.03%
         (a)    Alza Corporation                                       6,300                                         168,525
         (a)    Alza Corporation - Warrants                              150                                              19
         (a)    Therapeutic Discovery Corp.                              150                                           1,406
                                                                                                       ----------------------
                                                                                                                     169,950
                                                                                                       ----------------------
         Real Estate Investment Trust - 3.59%
                General Growth Properties                              2,500                                          62,500
                Post Properties, Inc.                                  3,800                                         139,175
                                                                                                       ----------------------
                                                                                                                     201,675
                                                                                                       ----------------------
         Restaurants & Food Service - 4.70%
         (a)    Au Bon Pain Company, Inc.                             15,100                                         107,588
         (a)     The Cheesecake Factory                                6,800                                         156,400
                                                                                                       ----------------------
                                                                                                                     263,988
                                                                                                       ----------------------
         Retail - Specialty Line - 0.85%
         (a)    Cosmetic Center, Inc.                                  6,600                                          47,850
                                                                                                       ----------------------

                Total Common Stocks (Cost $3,601,369)                                                              4,821,399
                                                                                                       ----------------------



                                                                     (Continued)

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)

                                                                                                                 Value
                                                                      Shares                                    (note 1)
                                                               --------------------                     ----------------------
REPURCHASE AGREEMENT - 15.47%(b)
                Wachovia Bank                                         868,337                                        $868,337
                                                                                                        ----------------------
                5.75%, due October 1, 1996
                (Cost $868,337)



Total Value of Investments (Cost $4,469,706(c))                                            101.36 %                 5,689,736
Liabilities in Excess of Other Assets                                                       (1.36)%                   (76,317)
                                                                              ---------------------     ----------------------
         Net Assets                                                                        100.00 %                $5,613,419
                                                                              =====================     ======================


         (a)    Non-income producing investment.

         (b) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

         (c) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                Unrealized appreciation                             $1,378,136
                Unrealized depreciation                               (158,106)
                                                                ----------------

                      Net unrealized appreciation                   $1,220,030
                                                                ================



See accompanying notes to financial statements

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1996
                                  (Unaudited)

ASSETS
         Investments, at value (cost $3,601,369)                              $4,821,399
         Repurchase agreement (cost $868,337)                                    868,337
         Cash                                                                      2,772
         Interest receivable                                                       4,773
         Dividends receivable                                                      4,310
         Reserve premium                                                           1,569
         Prepaid expenses                                                          7,624
         Due from advisor (note 2)                                                    91
                                                                      -------------------

                Total assets                                                   5,710,875
                                                                      -------------------

LIABILITIES
         Accrued expenses                                                            718
         Payable for investment purchases                                         96,738
                                                                      -------------------

                Total liabilities                                                 97,456
                                                                      -------------------

NET ASSETS
         (applicable to 348,126 Institutional Class shares outstanding
         shares of no par value beneficial interest authorized)               $5,613,419
                                                                      ===================

NET ASSET VALUE AND REPURCHASE PRICE PER INSTITUTIONAL CLASS SHARE
         ($5,613,419 divided by 348,126 shares)                                   $16.12
                                                                      ===================

NET ASSETS CONSIST OF
         Paid-in capital                                                      $4,245,271
         Undistributed net investment loss                                        (6,741)
         Undistributed net realized gain on investments                          154,859
         Net unrealized appreciation on investments                            1,220,030
                                                                      -------------------
                                                                              $5,613,419
                                                                      ===================



See accompanying notes to financial statements

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)

INVESTMENT LOSS

         Income
                Interest                                                                        $17,243
                Dividends                                                                         9,608
                Miscellaneous                                                                        50
                                                                                  ----------------------

                       Total income                                                              26,901
                                                                                  ----------------------

         Expenses
                Investment advisory fees (note 2)                                                22,468
                Fund accounting fees (note 2)                                                    10,528
                Professional fees                                                                 5,432
                Fund administration fees (note 2)                                                 5,617
                Custody fees                                                                      2,408
                Registration and filing administration fees                                       2,190
                Securities pricing fees                                                           1,962
                Shareholder recordkeeping fees                                                      538
                Registration and filing expenses                                                  2,747
                Trustee fees and meeting expenses                                                 2,816
                Other operating expenses                                                          2,119
                Shareholder servicing expenses                                                    2,050
                Printing expenses                                                                   591
                                                                                  ----------------------

                       Total expenses                                                            61,466
                                                                                  ----------------------

                       Less:
                              Expense reimbursements (note 2)                                    (5,392)
                              Investment advisory fees waived (note 2)                          (22,432)
                                                                                  ----------------------

                       Net expenses                                                              33,642
                                                                                  ----------------------

                              Net investment loss                                                (6,741)
                                                                                  ----------------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
         Net realized gain from investment transactions                                          32,513
         Increase in unrealized appreciation on investments                                     325,600
                                                                                  ----------------------

                Net realized and unrealized gain on investments                                 358,113
                                                                                  ----------------------

                       Net increase in net assets resulting from operations                    $351,372
                                                                                  ======================



See accompanying notes to financial statements

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                                                              Period ended             Year ended
                                                                             September 30,             March 31,
                                                                                  1996                    1996
                                                                          ------------------       ------------------
INCREASE IN NET ASSETS

      Operations
             Net investment loss                                               $(6,741)                 (15,288)
             Net realized gain from investment transactions                     32,513                  310,770
             Increase in unrealized appreciation on investments                325,600                  591,974
                                                                          ------------------       ------------------

Net increase in net assets resulting from operations                           351,372                  887,456


Distributions to shareholders from
Net realized gain from investment transactions                                       0                 (232,386)
                                                                          ------------------       ------------------

Capital share transactions
Increase in net assets resulting from capital share transactions (a)         1,521,839                  475,777
                                                                          ------------------       ------------------

Total increase in net assets                                                 1,873,211                1,130,847

NET ASSETS

Beginning of period                                                          3,740,208                2,609,361
                                                                          ------------------       ------------------

End of period                                                               $5,613,419                3,740,208
                                                                          ==================       ==================


(a) A summary of capital share activity follows:


                                               Period ended                      Year ended
                                            September 30, 1996                 March 31, 1996

                                            Shares       Value               Shares        Value
                                           -------      -------             -------       ------

Shares sold                                111,876    $1,691,224             21,823      $309,573
Shares issued for reinvestment
      of distributions                           0             0             16,876       232,386
                                          ---------    ----------            -------     --------

                                           111,876     1,691,224             38,699       541,959

Shares redeemed                            (10,913)     (169,385)            (4,737)      (66,182)
                                          ---------    ----------            -------     ---------

      Net increase                         100,963    $1,521,839             33,962       475,777
                                          =========   ===========            ======      =========




See accompanying notes to financial statements

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                              FINANCIAL HIGHLIGHTS

                 (For a Share Outstanding Throughout the Period)
                                   (Unaudited)

                                                                                                                      For the
                                                                                                                    period from
                                                                                                                   July 23, 1992
                                                                                                                   (commencement
                                                          Period ended     Year ended   Year ended    Year ended   of operations)
                                                          September 30,     March 31,    March 31,     March 31,    to March 31,
                                                             1996             1996         1995          1994            1993
                                                          -------------    -----------  ----------    ----------    -------------
Net asset value, beginning of period                         $15.13           $12.24       $10.69         $10.67       $10.00

    Income from investment operations
         Net investment loss                                  (0.02)           (0.06)       (0.06)         (0.11)       (0.03)
         Net realized and unrealized gain on investments       1.01             4.00         1.86           0.59         0.70
                                                           ------------   ------------   ----------   -----------    ------------

                Total from investment operations               0.99             3.94         1.80           0.48         0.67
                                                           ------------   ------------   ----------   -----------    ------------

    Distributions to shareholders from
         Net realized gain from investment transactions        0.00            (1.05)       (0.25)         (0.46)        0.00
                                                           ------------   ------------   ----------   -----------    ------------
Net asset value, end of period                               $16.12           $15.13       $12.24         $10.69       $10.67
                                                           ============   ============   ==========   ===========    ============

Total return                                                   6.54%           33.00 %      16.95 %         4.39%        6.70 %
                                                           ============   ============   ==========   ===========    ============

Ratios/supplemental data

    Net assets, end of period                            $5,613,419       $3,740,208   $2,609,361     $1,830,924   $1,225,645
                                                          =============   ===========  ============   ===========  ==============

    Ratio of expenses to average net assets
         Before expense reimbursements and waived fees         2.73 %(a)        3.49 %       4.49%%         4.73%        5.45 %(a)
         After expense reimbursements and waived fees          1.50 %(a)        1.69 %       2.00%%         2.00%        1.89 %(a)

    Ratio of net investment loss to average net assets
    Before expense reimbursements and waived fees             (1.54)%(a)       (2.29)%      (3.38)%        (4.03)%      (4.42)%(a)
    After expense reimbursements and waived fees              (0.30)%(a)       (0.50)%      (0.90)%        (1.34)%      (0.86)%(a)


    Portfolio turnover rate                                    4.64%           23.43 %      32.79 %        23.47%        4.14 %


(a)  Annualized                   See accompanying notes to financial statements

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on July 23, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.




                                                                     (Continued)

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)



              F. Repurchase Agreements - The fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

              Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.50% of the average daily net assets of the Fund in future years. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $22,416 ($0.08 per share) and has voluntarily agreed to reimburse $5,408 of the Fund's operating expenses for the period ended September 30, 1996.

              The Fund's administrator, The Nottingham Company (the"Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)



              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases and sales of investments, other than short-term investments, aggregated $1,466,045 and $180,460 respectively, for the period ended September 30, 1996.